Quarterly Holdings Report
for

Fidelity® International Value Fund

July 31, 2019

FIV-QTLY-0919
1.834741.113

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 2.8%
Commonwealth Bank of Australia	89,500	$5,022,883
Insurance Australia Group Ltd.	620,166	3,652,618
Macquarie Group Ltd.	48,687	4,261,038

TOTAL AUSTRALIA		12,936,539

Austria - 0.9%
Erste Group Bank AG	110,200	3,957,401
Bailiwick of Jersey - 1.2%
Glencore Xstrata PLC	1,323,700	4,244,869
WPP PLC	123,000	1,448,871

TOTAL BAILIWICK OF JERSEY		5,693,740

Belgium - 1.1%
KBC Groep NV	76,325	4,924,181
Canada - 0.6%
Nutrien Ltd.	46,780	2,564,783
China - 0.6%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	223,500	2,634,129
Denmark - 0.8%
A.P. Moller - Maersk A/S Series B	1,259	1,413,667
ORSTED A/S (a)	22,900	2,091,817

TOTAL DENMARK		3,505,484

Finland - 0.6%
Sampo Oyj (A Shares)	68,934	2,874,595
France - 14.9%
ALTEN	9,700	1,203,719
Atos Origin SA	28,182	2,279,287
AXA SA	331,321	8,345,394
Bouygues SA	67,205	2,408,940
Capgemini SA	32,293	4,119,997
Natixis SA	618,800	2,494,812
Sanofi SA	99,079	8,256,433
Societe Generale Series A (b)	102,864	2,519,621
SR Teleperformance SA	17,900	3,756,981
Thales SA	18,000	2,033,448
Total SA	279,390	14,480,834
VINCI SA	91,400	9,401,744
Vivendi SA	152,192	4,242,239
Worldline SA (a)(c)	28,988	2,079,414

TOTAL FRANCE		67,622,863

Germany - 10.2%
Bayer AG	105,800	6,852,559
Continental AG	18,900	2,591,275
Hannover Reuck SE	34,700	5,443,108
HeidelbergCement Finance AG	60,300	4,380,273
Linde PLC	29,614	5,695,994
MTU Aero Engines Holdings AG	7,300	1,830,369
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,600	3,761,232
Rheinmetall AG	22,000	2,518,204
RWE AG	120,429	3,260,883
SAP SE	33,060	4,041,124
Vonovia SE	125,467	6,147,359

TOTAL GERMANY		46,522,380

Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	6,770,500	2,145,422
Ireland - 1.1%
CRH PLC	144,102	4,795,772
Italy - 4.1%
Assicurazioni Generali SpA	202,400	3,773,117
Enel SpA	1,331,700	9,109,664
Intesa Sanpaolo SpA	1,587,200	3,442,490
Mediobanca SpA	222,725	2,232,323

TOTAL ITALY		18,557,594

Japan - 24.5%
DENSO Corp.	85,800	3,641,821
Hitachi High-Technologies Corp.	52,700	2,688,528
Hoya Corp.	64,200	4,960,024
Idemitsu Kosan Co. Ltd.	94,000	2,590,396
Itochu Corp.	317,300	6,041,625
Japan Tobacco, Inc.	135,300	2,981,164
Kao Corp.	46,800	3,415,500
Makita Corp.	41,300	1,364,772
Minebea Mitsumi, Inc.	238,400	4,068,889
Mitsubishi Estate Co. Ltd.	133,800	2,462,849
Mitsubishi UFJ Financial Group, Inc.	1,500,900	7,412,952
Mitsui Fudosan Co. Ltd.	135,500	3,058,802
Nintendo Co. Ltd.	4,400	1,618,729
OBIC Co. Ltd.	33,393	3,582,097
Oracle Corp. Japan	36,600	3,054,766
ORIX Corp.	357,500	5,131,320
Recruit Holdings Co. Ltd.	68,700	2,326,352
Shin-Etsu Chemical Co. Ltd.	50,100	5,100,976
Shinsei Bank Ltd.	226,100	3,415,234
SoftBank Corp.	49,800	2,542,696
Sony Corp.	33,600	1,910,963
Sony Financial Holdings, Inc.	192,800	4,670,953
Subaru Corp.	15,600	363,578
Sumitomo Mitsui Financial Group, Inc.	197,300	6,899,542
Suzuki Motor Corp.	34,900	1,364,886
Takeda Pharmaceutical Co. Ltd.	158,651	5,460,118
Tokio Marine Holdings, Inc.	138,000	7,325,183
Tokyo Electron Ltd.	12,900	2,184,905
Toyota Motor Corp.	150,000	9,691,985

TOTAL JAPAN		111,331,605

Netherlands - 3.5%
AerCap Holdings NV (c)	60,000	3,271,800
ING Groep NV (Certificaten Van Aandelen)	449,790	4,990,755
Koninklijke Philips Electronics NV	88,034	4,129,731
Wolters Kluwer NV	48,155	3,494,845

TOTAL NETHERLANDS		15,887,131

Portugal - 0.6%
Galp Energia SGPS SA Class B	172,285	2,682,152
Singapore - 0.9%
United Overseas Bank Ltd.	224,900	4,284,966
Spain - 3.2%
Banco Santander SA (Spain)	2,116,950	9,035,724
CaixaBank SA	140,397	347,967
Cellnex Telecom SA (a)	56,500	2,119,667
Masmovil Ibercom SA (c)	94,372	2,141,631
Unicaja Banco SA (a)	1,031,900	816,754

TOTAL SPAIN		14,461,743

Sweden - 3.0%
Alfa Laval AB	34,798	652,288
Investor AB (B Shares)	126,960	6,052,817
Swedbank AB (A Shares) (b)	147,342	2,006,463
Telefonaktiebolaget LM Ericsson (B Shares)	555,900	4,863,721

TOTAL SWEDEN		13,575,289

Switzerland - 4.5%
Swiss Life Holding AG	9,360	4,531,537
UBS Group AG	651,458	7,276,786
Zurich Insurance Group Ltd.	24,761	8,626,702

TOTAL SWITZERLAND		20,435,025

United Kingdom - 18.4%
AstraZeneca PLC (United Kingdom)	64,512	5,573,442
Aviva PLC	717,717	3,523,718
Beazley PLC	34,755	243,661
BHP Billiton PLC	658,568	15,702,591
BP PLC	2,604,074	17,230,503
British American Tobacco PLC (United Kingdom)	96,404	3,435,121
Imperial Tobacco Group PLC	105,688	2,692,644
Informa PLC	441,846	4,696,255
Lloyds Banking Group PLC	9,629,821	6,229,377
Micro Focus International PLC	105,405	2,220,263
Royal Dutch Shell PLC Class B sponsored ADR	142,100	9,019,087
RSA Insurance Group PLC	512,010	3,490,606
Standard Chartered PLC (United Kingdom)	613,711	5,051,188
Standard Life PLC	831,509	3,021,460
The Weir Group PLC	79,952	1,455,528

TOTAL UNITED KINGDOM		83,585,444

United States of America - 0.5%
ConocoPhillips Co.	37,600	2,221,408
TOTAL COMMON STOCKS
(Cost $480,120,355)		447,199,646

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Porsche Automobil Holding SE (Germany)
(Cost $5,164,932)	68,100	4,463,693

Money Market Funds - 0.6%
Fidelity Cash Central Fund 2.43% (d)	1,447,530	1,447,820
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	1,375,417	1,375,555
TOTAL MONEY MARKET FUNDS
(Cost $2,823,427)		2,823,375
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $488,108,714)		454,486,714
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(409,671)
NET ASSETS - 100%		$454,077,043

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,107,652 or 1.6% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,569
Fidelity Securities Lending Cash Central Fund	231,714
Total	$299,283

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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